SHAREHOLDERS' EQUITY - Basic and Diluted Income Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Net earnings	$ 787,705	$ 560,080
Weighted average basic number of common shares outstanding (in shares)	270,401	210,142
Basic earnings per share (in dollars per share)	$ 2.91	$ 2.67
Cash settling LTIP adjustment	$ 2,306	$ 1,450
Net earnings for diluted earnings	$ 790,011	$ 561,530
Weighted average diluted number of common shares outstanding (in shares)	271,355	211,645
Diluted earnings per share (in dollars per share)	$ 2.91	$ 2.65